Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

14.  Related Party Transactions

During the nine months ended September 30, 2012, there were no material changes to the Company’s transactions with related parties from those disclosed in “Note 10. Related Party Transactions” in the notes to the consolidated financial statements included in the Company’s Amendment No. 1 to its Annual Report on Form 10-K/A for the year ended December 31, 2011, filed with the SEC on December 7, 2012 which disclosure is hereby incorporated by reference herein, except for the following:

During the first quarter of 2012, 5,150,000 shares of restricted stock granted to the Company’s Chief Executive Officer and Co-Founder were issued in certificate form.  These shares have voting rights, but are not tradable and are not considered outstanding as of September 30, 2012 as they had not vested.  Accordingly, 5,150,000 shares were recorded as issued on the Company’s Consolidated Balance Sheet at September 30, 2012.

NOTE 10	RELATED PARTY TRANSACTIONS

On December 1, 2007, the Company entered into a one-year employment agreement with its Co-Founder, with the initial term of the employment agreement expiring on December 1, 2008. Pursuant to the employment agreement, the Company issued 300,000 shares of common stock and an option to purchase 3,000,000 shares of common stock. On January 1, 2010, the Company and its Co-Founder revised his employment agreement and agreed to issue 300,000 shares to him in exchange for cancellation of an option to purchase 3,000,000 shares that was previously issued and expensed on December 1, 2007.  The shares issued will vest upon the earlier of three years or upon a change in control in the Company due to reorganization, merger, consolidation, or sale of the Company.  In addition, the employment agreement provided him with annual compensation of $160,000 per year.  The agreement also called for the Co-Founder to receive health benefits, monthly membership  for a health and fitness facility as well as a complete annual physical.  In addition, upon a change in control of the Company, the Co-Founder will receive severance payments equal to the remaining amounts due under the employment agreement plus a minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.  On October 10, 2008, the Company also issued 750,000 shares of common stock having a fair value of $50,000 on the date of grant.  Beginning February 28, 2009, the Co-Founder receives $750 per month as a transportation allowance.  On October 28, 2011, the Company issued 600,000 shares of common stock to its Co-Founder having a fair value of $378,000 on the date of grant.  The shares issued will vest upon the earlier of the tenth anniversary of the date of grant or a change in control. As of December 31, 2011, the employment agreement had not been extended, however the employment relationship has continued under the terms described herein with an increased annual salary of $190,000, effective February 1, 2011 and $225,000 effective February 1, 2012.  For the year ended December 31, 2011, the Company authorized a $150,000 bonus to its Co-Founder. (See Note 9(A))

The Company has agreed to indemnify its Co-Founder against any action or suit brought against him as a result of the performance of his job duties.  (See Note 9(A))

On December 29, 2005, $92,648 of stockholder advances from the Company’s Co-Founder were converted into an unsecured convertible note payable, due December 31, 2008 (extended to December 31, 2011) and bearing interest at a rate of 6% per annum.  The note could have been converted at the rate of $0.08 per share for each $1.00 of debt.  The cash offering price at that time was $0.08 and therefore there was no beneficial conversion feature on the note as the market price and conversion price were equivalent.  During 2006, the Co-Founder exchanged $7,300 of the note payable in full payment of a subscription receivable. On March 27, 2007, the Co-Founder converted additional debt totaling $50,000 in exchange for 600,000 shares of common stock. The fair value of the common stock was $0.08 per share based upon the terms of the convertible note entered into on December 29, 2005. Accordingly, no gain or loss was recognized in this transaction.  At December 31, 2011, the Company had a remaining principal balance due of $35,348. (See Note 8)

On March 1, 2007, $10,138 of a second stockholder advance from the Company’s Co-Founder was converted into an unsecured convertible note payable, due March 1, 2010 (extended to March 1, 2012) and bearing interest at a rate of 6% per annum.  The debt could have been converted at the rate of $0.10 per share for each $1 of debt.  There was no beneficial conversion feature recognized on the conversion.  At December 31, 2011, the Company had a remaining principal balance of $10,138. (See Note 8)

During the year ended December 31, 2011, the remaining balance of these convertible notes of $35,348 and $10,138 in principal, respectively, and accrued interest of $26,473 was converted into $823,157 shares of common stock to settle these convertible notes. (See Note 7(E) and 8)

On June 1, 2010, the Company entered into a two-year consulting agreement with a related party to provide consulting services.  In exchange for the services provided, the Company pays a consulting fee of $8,000 per month and a transportation allowance of $600 per month. (See Note 9(B))